Equity-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Equity-Based Compensation Expense
We recognized equity-based compensation expense as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
(amounts in thousands)	2021	2020	2021	2020
Cash settlement of SARs	$—	$—	$11,399	$—
Modification charge from performance-based Incentive Units and SARs	—	—	921	—
Other	30,511	304	80,865	980

Total equity-based compensation expense	$30,511	$304	$93,185	$980

Schedule of Equity-Based Compensation Expense of Operation
Total equity-based compensation expense was presented on the condensed statement of operations as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
(amounts in thousands)	2021	2020	2021	2020
Selling, general and administrative expenses	$28,076	$304	$81,727	$980
Medical expenses	2,435	—	11,458	—

Total equity-based compensation expense	$30,511	$304	$93,185	$980

Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Option Activity Transactions
The following is a summary of the stock option transactions as of and for the three and nine months ended September 30, 2021:

	Stock Options Outstanding
(amounts in thousands, except shares and per share amount)	Shares Subject to Options Outstanding	Weighted-Average Exercise Price per Option	Weighted-Average Remaining Contractual Terms (in years)	Aggregate Intrinsic Value
Balances as of December 31, 2020	—	$—
Options granted	11,123,391	18.00
Options exercised	—	—
Options forfeited / expired	—	—

Balances as of March 31, 2021	11,123,391	$18.00

Options granted	14,560	26.06
Options exercised	—	—
Options forfeited / expired	(20,227)	18.00

Balances as of June 30, 2021	11,117,724	$18.01
Options granted	68,593	20.57
Options exercised	—	—
Options forfeited / expired	(21,308)	20.33
Balances as of September 30, 2021	11,165,009	$18.02	9.42	$—

Vested	—	$—	—	$—
Exercisable as of September 30, 2021	—	$—	—	$—

Schedule of Weighted-Average Assumptions Used to Determine the Fair value of Stock Options Granted
The weighted-average assumptions used to determine the fair value of stock options granted during the periods presented were as follows:

	Nine Months Ended September 30,
	2021	2020
Expected term (in years) (1)	6.25	N/A
Expected volatility (2)	36.3% — 41.7%	N/A
Risk-free interest rate (3)	0.9%—1.1%	N/A
Dividend yield (4)	0%	N/A

(1)
An estimated expected life of 6.25 years before exercise was used based on the midpoint of the vesting date and the full contractual term (known as the simplified method). We do not have sufficient history of exercise for similar awards.

(2)
The expected volatility for new options granted
post-IPO
was estimated based on the historical daily price changes of our peer companies’ common stock over the most recent period equal to the expected term of the option, adjusted for debt-equity leverage.

(3)	The risk-free interest rate for period equal to the expected term of the option was based on the rate of treasury securities with the same term as the option as of the grant date.
(4)	An expected dividend yield of 0% was used because we have not historically paid dividends.
The fair value of each equity award is estimated on the date of grant using the Black-Scholes closed-form option valuation model based on the following assumptions at December 31, 2020 and 2019:

	2020	2019
Risk-free rate	0.1% - 0.2%	1.69%
Volatility	30.0 - 50.0%	35.00%
Dividend yield	—	—

Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Restricted Stock Transactions	The following is a summary of RSA transactions as of and for the three and nine months ended September 30, 2021:

	Restricted Shares	Weighted-Average Grant Date Fair Value
Unvested and outstanding as of December 31, 2020	—	$—
Converted	10,348,789	7.85
Granted	214,669	18.00
Vested	—	—

Unvested and outstanding as of March 31, 2021	10,563,458	$8.05

Converted	—	—
Granted	—	—
Vested	(192,578)	0.38

Unvested and outstanding as of June 30, 2021	10,370,880	$8.20

Converted	—	—
Granted	—	—
Vested	(1,403,855)	1.38
Forfeited	(22,946)	5.97

Unvested and outstanding as of September 30, 2021	8,944,079	$9.27

Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Restricted Stock Transactions
The following is a summary of RSU transactions as of and for the three and nine months ended September 30, 2021:

	Restricted Stock Units	Weighted-Average Grant Date Fair Value
Unvested and outstanding as of December 31, 2020	—	$—
Granted	1,517,000	18.00
Vested	—	—

Unvested and outstanding as of March 31, 2021	1,517,000	$18.00

Granted	148,892	24.08
Vested	—	—
Cancelled/forfeited	(28,442)	18.27

Unvested and outstanding as of June 30, 2021	1,637,450	$18.55

Granted	70,302	18.43
Vested	—	—
Cancelled/forfeited	(15,240)	19.49

Unvested and outstanding as of September 30, 2021	1,692,512	$18.54

Stock Appreciation Rights (SARs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Appreciation Rights Transactions
The following table is a summary of SARs transactions as of and for the three months ended March 31, 2021. There was no
activity related to the SARs subsequent to March 31, 2021 as the SARs were settled during the three months ended March 31, 2021.

SARs
Balance as of December 31, 2020	179,925
Granted	—
Canceled	(11,800)
Cash settlement or converted into common stock	(168,125)

Unvested and outstanding as of March 31, 2021	—

Changes in the status of SARs for the year presented were as follows:

Units
Outstanding at January 1, 2019	230,675
Expired	(17,550)
Canceled	(16,500)

Outstanding at December 31, 2019	196,625
Expired	(3,200)
Canceled	(13,500)

Outstanding at December 31, 2020	179,925

Series B and C
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Equity Based Awards Converted to RSA and Common Stock
The following table summarizes the equity-based awards activity as if the Series B and C Incentive Units were converted to RSA and common stock at the earliest period presented. There was no
activity related to these Incentive Units subsequent to March 31, 2021 as these Incentive Units were converted to common stock and RSAs during the three months ended March 31, 2021.

Equivalent Shares of RSA and Common Stock
Balance as of December 31, 2020	23,882,595
Granted	—
Canceled	—
Redeemed	(231,313)
Converted into common stock	(13,602,982)
Converted into unvested RSAs	(10,048,300)

Balance as of March 31, 2021	—

Equivalent Shares of RSA and Common Stock
Balance as of December 31, 2019	22,185,514
Granted	—
Canceled	(324,330)
Redeemed	—

Balance as of March 31, 2020	21,861,184

Granted	192,023
Canceled	—
Redeemed	—

Balance as of June 30, 2020	22,053,207

Granted	2,494,204
Canceled	(492,769)
Redeemed	—

Balance as of September 30, 2020	24,054,642

Summary of Unvested Equity Based Awards Converted to RSA and Common Stock
The following table summarizes unvested equity-based awards activity as if the Series B and C Incentive Units were converted to restricted common stock at the earliest period presented:

Equivalent Shares of Restricted Common Stock
Balance as of December 31, 2020	11,805,828
Granted	—
Vested	(1,757,528)
Converted into unvested RSAs	(10,048,300)

Balance as of March 31, 2021	—

Equivalent Shares of Restricted Common Stock
Balance as of December 31, 2019	12,856,273
Granted	—
Vested	(1,988,819)

Balance as of March 31, 2020	10,867,454

Granted	192,023
Vested	(175,087)

Balance as of June 30, 2020	10,884,390

Granted	2,494,204
Vested	(1,219,915)

Balance as of September 30, 2020	12,158,679

Class B units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary Of Equity Based Awards Of Class B units
Changes in the status of Class B units for the year ended December 31, 2020 and 2019, were as follows:

	2020
	(amounts in thousands, except for units and per unit data)
	Units	Weighted- Average Grant-Date Fair Value	Amount
Outstanding—beginning of year	4,281,822	$1.75	$7,493
Granted	—	—	—
Redeemed	—	—	—

Outstanding—end of year	4,281,822	$1.75	$7,493

Vested	3,465,409	$1.75	$6,064
Unvested	816,413	1.75	1,429

	4,281,822	$1.75	$7,493

	2019
	(amounts in thousands, except for units and per unit data)
	Units	Weighted- Grant-Date Fair Value	Amount
Outstanding—beginning of year	4,338,065	$1.75	$7,592
Granted	—	—	—
Redeemed	(56,243)	1.75	(99)

Outstanding—end of year	4,281,822	$1.75	$7,493

Vested	3,453,931	$1.75	$6,044
Unvested	827,891	1.75	1,449

	4,281,822	$1.75	$7,493

Class C Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary Of Equity Based Awards Of Class B units
Changes in the status of Class C units for the year presented were as follows:

	2020
	(amounts in thousands, except for units and per unit data)
	Units	Weighted- Average Grant-Date Fair Value	Amount
Outstanding—beginning of year	14,334,400	$0.41	$5,902
Granted	3,380,000	1.81	6,122
Canceled	(585,400)	0.58	(337)
Redeemed	(32,000)	0.83	(27)

Outstanding—end of year	17,097,000	$0.68	$11,660

Vested	6,311,450	$0.34	$2,127
Unvested	10,785,550	0.88	9,533

	17,097,000	$0.68	$11,660

	2019
	(amounts in thousands, except for units and per unit data)
	Units	Weighted- Average Grant-Date Fair Value	Amount
Outstanding—beginning of year	11,062,600	$0.26	$2,894
Granted	5,091,000	0.67	3,395
Canceled	(1,708,800)	0.22	(384)
Redeemed	(110,400)	0.25	(28)

Outstanding—end of year	14,334,400	$0.41	$5,877

Vested	3,535,800	$0.30	$1,055
Unvested	10,798,600	0.45	4,822

	14,334,400	$0.41	$5,877